Recoverable taxes (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
IR and CSLL to be recovered or withholding	R$ 33,279	R$ 20,263
ICMS	4,372	5,242
PIS and COFINS	1,320	1,367
Other	3,072	942
Recoverable taxes	42,043	27,814
Current assets	37,702	22,648
Non-current assets	4,341	5,166
Napse S.R.L.
Balance tax recoverable from the software promotion law	R$ 1,018	R$ 628